Long Term Debt - Aggregate Maturities of Long-Term Debt (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 7,685	$ 6,629
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Long-term debt	1,741	0
1 to 3 years
Disclosure of detailed information about borrowings [line items]
Long-term debt	958	2,829
3 to 5 years
Disclosure of detailed information about borrowings [line items]
Long-term debt	0	0
Over 5 years
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 4,986	$ 3,800